Schedule of Investments
May 31, 2023 (unaudited)
Monteagle Select Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 85.27%

Automobiles & Components - 2.00%
BorgWarner, Inc.	6,300	279,279

Banks - 0.56%
U.S. Bancorp	2,600	77,740

Capital Goods - 5.35%
Illinois Tool Works, Inc.	1,650	360,904
TransDigm Group, Inc. (2)	500	386,825

		747,729

Chemicals - 3.88%
DuPont de Nemours, Inc.	8,100	544,239

Commercial & Professional Services - 8.18%
Leidos Holdings, Inc.	5,200	405,912
Rollins, Inc.	18,850	741,182

		1,147,094

Consumer Durables & Apparel - 10.14%
D.R. Horton, Inc.	5,850	625,014
Newell Brands, Inc.	11,120	92,407
PulteGroup, Inc.	10,650	703,752

		1,421,173

Diversified Financials - 4.03%
Nasdaq, Inc	10,200	564,570

Health Care Equipment & Services - 13.83%
Baxter International, Inc.	3,800	154,736
Dexcom, Inc. (2)	4,000	469,040
Humana Inc.	700	351,309
Medtronic PLC (Ireland)	2,500	206,900
Resmed, Inc.	1,550	326,724
Steris PLC	2,150	429,935

		1,938,644

Insurance - 7.63%
Progressive Corp.	4,600	588,386
Willis Towers Watson PLC	2,200	481,470

		1,069,856

Retailing - 2.08%
Dollar General Corp.	1,450	291,581

Semiconductors & Semiconductor Equipment - 1.65%
Micron Technology, Inc.	3,400	231,880

Software & Services - 2.23%
VeriSign, Inc. (2)	1,400	312,648

Technology Hardware & Equipment - 4.81%
Cisco Systems, Inc.	5,800	288,086
IPG Photonics Corp. (2)	3,500	386,645

		674,731

Transportation - 2.57%
FedEx Corp.	1,650	359,667

Utilities - 16.33%
Ameren Corp.	5,800	470,206
Eversource Energy	5,900	408,457
NextEra Energy, Inc.	6,000	440,760
NRG Energy, Inc.	14,500	489,955
Xcel Energy, Inc.	7,350	479,882

		2,289,260

Total Common Stock	(Cost $ 13,135,298)	11,950,091

Real Estate Investment Trust - 0.00%
American Tower Corp.	1,500	276,660
Crown Castle International Corp.	2,000	226,420

Total Real Estate Investment Trusts	(Cost $ 789,018)	503,080

Rights - 0.00%
ABIOMED, Inc. (2)	0	0

Total Rights	(Cost $ 0)	0
Money Market Registered Investment Companies - 11.11%

Federated Hermes Government Obligations Fund - Institutional Class, 4.90% (3)	1,556,365	1,556,365

Total Money Market Registered Investment Companies	(Cost $ 1,556,365)	1,556,365

Total Investments - 99.96%	(Cost $ 15,480,681)	14,009,536

Other Assets less Liabilities - 0.04%		5,195

Total Net Assets - 100.00%		14,014,731

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$14,009,536	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$14,009,536	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2023